Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting - Schedule of Segment Reporting Information by Segment

12 months ended December 31,	2024			2023
USD'000	Semiconductors	Corporate	Total	Semiconductors	Corporate	Total
Revenues from external customers	10,981	-	10,981	30,058	-	30,058
Intersegment revenues	-	-	-	-	-	-
	10,981	-	10,981	30,058	-	30,058

Reconciliation of revenue
Elimination of intersegment revenue			-			-
Total consolidated revenue			10,981			30,058

Less:[1]
Cost of revenue	7,253	-	7,253	16,009	-	16,009
Segment gross profit	3,728	-	3,728	14,049	-	14,049

Less:[1]
Total operating expenses	12,845	8,166	21,011	12,300	1,303	13,603
Other segment items	(109)	951	842	(1,706)	5,216	3,510
Segment profit /(loss) before income taxes	(9,008)	(9,117)	(18,125)	3,455	(6,519)	(3,064)

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			9			21
Elimination of intersegment profits			-			-
Income / (loss) before income taxes			(18,116)			(3,043)

Other segment disclosures
Interest revenue	160	611	771	88	5	93
Interest expense	95	471	566	109	189	298
Depreciation and amortization	628	2	630	571	-	571
Profit / (loss) from intersegment sales	-	-	-	-	-	-
Income tax recovery / (expense)	(3,077)	-	(3,077)	(218)	-	(218)
Segment assets	13,564	110,338	123,902	23,736	23,958	47,694

Segment Reporting - Schedule of Reconciliation of Assets

	As at December 31,
USD'000	2024	2023
Asset reconciliation
Total assets from reportable segments	123,902	47,694
Other assets[1]	164	188
Elimination of intersegment receivables	(7,168)	(615)
Elimination of intersegment investment and goodwill	(19,332)	(19,332)
Consolidated total assets	97,566	27,935

Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD'000	2024	2023	2022
North America	7,500	16,531	13,609
Europe, Middle East & Africa	1,839	9,985	6,777
Asia Pacific	1,642	3,466	2,745
Latin America	-	76	67
Total net sales	10,981	30,058	23,198

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2024	2023
Europe, Middle East & Africa	3,201	3,230
Total Property, plant and equipment, net of depreciation	3,201	3,230